ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
August 31, 2023 (Unaudited)
Principal Amount	Security Description	Value
	CORPORATE BONDS - 35.8%
	Communications - 2.7%
	Alphabet, Inc.
$1,000,000	08/15/2026, 1.998%	$925,714
	Amazon.com, Inc.
1,000,000	04/13/2032, 3.600%	920,941
	Verizon Communications, Inc.
1,000,000	03/22/2030, 3.150%	877,883
		2,724,538
	Consumer, Cyclical - 4.7%
	Costco Wholesale Corporation
1,000,000	06/20/2027, 1.375%	884,518
	Home Depot, Inc.
1,000,000	04/15/2027, 2.875%	939,018
	McDonald’s Corporation
1,000,000	08/14/2028, 4.800%	995,717
	NIKE, Inc.
1,000,000	03/27/2027, 2.750%	935,134
	Target Corporation
1,100,000	04/15/2029, 3.375%	1,029,257
		4,783,644
	Consumer, Non-cyclical - 8.3%
	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.
1,000,000	02/01/2026, 3.650%	966,601
	Bristol-Myers Squibb Company
1,000,000	02/27/2027, 3.250%	956,972
	J.M. Smucker Company
1,000,000	03/15/2025, 3.500%	968,980
	PepsiCo, Inc.
885,000	03/01/2024, 3.600%	876,582
	Pfizer, Inc.
1,000,000	06/03/2026, 2.750%	943,997
	Procter & Gamble Company
1,000,000	10/29/2025, 0.550%	911,156
	Sysco Corporation
1,000,000	04/01/2030, 5.950%	1,036,625
	UnitedHealth Group, Inc.
1,000,000	05/15/2030, 2.000%	833,909
	Yale University
1,000,000	Series 2020, 04/15/2025, 0.873%	934,493
		8,429,315
	Energy - 1.6%
	Exxon Mobil Corporation
1,000,000	03/19/2025, 2.992%	968,436
	Shell International Finance BV
700,000	11/07/2029, 2.375%	608,700
		1,577,136
	Financial - 11.3%
	American Express Company
1,000,000	05/03/2029, 4.050%	950,335
	Bank of America Corporation
1,000,000	Series MTN, 07/22/2033, 5.015% (a)	963,311
	Berkshire Hathaway, Inc.
1,000,000	03/15/2026, 3.125%	959,193
	BlackRock, Inc.
1,000,000	03/15/2027, 3.200%	950,025
	Citigroup, Inc.
1,000,000	03/09/2026, 4.600%	973,727
	JPMorgan Chase & Company
1,500,000	02/16/2025, 0.563% (a)	1,462,708
	Mastercard, Inc.
1,000,000	04/01/2024, 3.375%	987,224
	MetLife, Inc.
1,400,000	04/10/2024, 3.600%	1,381,841
	Royal Bank of Canada
1,000,000	Series GMTN, 10/05/2023, 3.700%	998,392
	State Street Corporation
1,000,000	08/18/2025, 3.550%	965,808
	US Bancorp
880,000	Series MTN, 01/27/2028, 2.215% (a)	785,663
		11,378,227
	Industrial - 3.5%
	General Dynamics Corporation
1,000,000	06/01/2026, 1.150%	903,675
	Honeywell International, Inc.
1,000,000	09/01/2031, 1.750%	796,379
	United Parcel Service, Inc.
1,000,000	11/15/2024, 2.800%	970,489
	Waste Management, Inc.
1,000,000	03/15/2031, 1.500%	780,657
		3,451,200
	Technology - 2.7%
	Apple, Inc.
1,000,000	08/08/2032, 3.350%	918,319
	Intel Corporation
1,000,000	07/29/2025, 3.700%	972,109
	Microsoft Corporation
800,000	02/06/2024, 2.875%	791,654
		2,682,082
	Utilities - 1.0%
	Florida Power & Light Company
1,000,000	05/15/2033, 4.800%	977,920
	TOTAL CORPORATE BONDS (Cost $38,453,181)	36,004,062

	MUNICIPAL BONDS - 2.4%
	City of Austin, Texas Electric Utility Revenue - Class A
325,000	11/15/2025, 2.677%	308,697
	City of Pasadena, California
245,000	05/01/2030, 4.050%	240,430
	Massachusetts School Building Authority - Class B
755,000	08/15/2030, 1.753%	630,078
	Salt Lake City Redevelopment Agency
1,200,000	04/01/2026, 5.111%	1,199,385
	TOTAL MUNICIPAL BONDS (Cost $2,490,281)	2,378,590

	U.S. GOVERNMENT AGENCY ISSUES - 21.8%
	Federal Farm Credit Banks Funding Corporation
150,000	02/10/2025, 0.320%	139,452
1,400,000	08/14/2026, 4.500%	1,395,268
1,820,000	09/28/2026, 0.940%	1,618,532
1,500,000	10/19/2026, 5.300%	1,483,462
	Federal Home Loan Banks
1,175,000	11/15/2024, 1.100%	1,115,722
1,500,000	01/13/2025, 1.100%	1,414,497
1,696,500	03/23/2026, 1.000%	1,539,278
300,000	02/26/2027, 0.900%	262,825
1,000,000	11/16/2028, 3.250%	952,088
	Federal Home Loan Mortgage Corporation
1,000,000	Series USD, 07/21/2025, 0.375%	918,641
	Federal National Mortgage Association
2,750,000	04/22/2025, 0.625%	2,561,387
3,000,000	10/08/2027, 0.750%	2,595,706
1,050,000	08/05/2030, 0.875%	833,707
	Private Export Funding Corporation
685,000	Series PP, 07/15/2028, 1.400%	592,630
	Resolution Funding Corporation Principal Strip
2,600,000	01/15/2030, 4.17% (b)	1,933,558
	Tennessee Valley Authority
1,565,000	Series A, 02/01/2027, 2.875%	1,481,418
250,000	03/15/2028, 3.875%	245,017
1,000,000	09/15/2031, 1.500%	800,003
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $23,457,623)	21,883,191

	U.S. GOVERNMENT NOTES/BONDS - 39.1%
	U.S. Treasury Bonds - 1.3%
	United States Treasury Inflation Indexed Bonds
1,487,513	07/15/2030, 0.125%	1,319,449
	U.S. Treasury Notes - 37.8%
	United States Treasury Notes
735,000	02/28/2025, 4.625%	729,861
2,275,000	04/15/2025, 2.625%	2,189,865
1,835,000	05/15/2025, 2.750%	1,768,123
1,000,000	09/15/2025, 3.500%	973,945
5,000,000	06/15/2026, 4.125%	4,942,188
1,000,000	07/15/2026, 4.500%	998,203
1,000,000	12/31/2026, 1.250%	901,875
3,000,000	04/30/2027, 2.750%	2,831,484
2,026,000	07/31/2027, 2.750%	1,907,131
1,500,000	05/31/2028, 3.625%	1,458,750
1,275,000	07/31/2028, 4.125%	1,267,330
1,150,000	08/31/2028, 1.125%	988,371
1,967,000	02/28/2029, 1.875%	1,739,719
2,060,000	02/28/2030, 4.000%	2,034,170
1,500,000	04/30/2030, 3.500%	1,438,535
2,500,000	05/31/2030, 3.750%	2,433,203
3,000,000	11/15/2031, 1.375%	2,432,930
2,775,000	02/15/2032, 1.875%	2,333,818
2,300,000	02/15/2033, 3.500%	2,191,469
2,500,000	05/15/2033, 3.375%	2,356,641
		37,917,611
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $41,227,680)	39,237,060
Shares
	SHORT-TERM INVESTMENTS - 0.2%
229,282	First American Government Obligations Fund - Class X, 5.25% (c)	229,282
	TOTAL SHORT-TERM INVESTMENTS (Cost $229,282)	229,282
	TOTAL INVESTMENTS - 99.3% (Cost $105,858,047)	99,732,185
	Other Assets in Excess of Liabilities - 0.7%	669,401
	NET ASSETS - 100.0%	$100,401,586

	Percentages are stated as a percent of net assets.
(a)	Fixed to variable rate security based on a reference index and spread. Security is currently in the fixed phase. Rate disclosed is the rate in effect as of August 31, 2023.
(b)	Zero coupon bond. The effective yield is listed.
(c)	Rate shown is the annualized seven-day yield as of August 31, 2023.

Summary of Fair Value Disclosure at August 31, 2023 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2023:

ClearShares Piton Intermediate Fixed Income ETF
Assets ^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$36,004,062	$-	$36,004,062
Municipal Bonds	-	2,378,590	-	2,378,590
U.S. Government Agency Issues	-	21,883,191	-	21,883,191
U.S. Government Notes/Bonds	-	39,237,060	-	39,237,060
Short-Term Investments	229,282	-	-	229,282
Total Investments in Securities	$229,282	$99,502,903	$-	$99,732,185

^ See Schedule of Investments for further disaggregation of investment categories.
For the period ended August 31, 2023, there were no transfers into or out of Level 3 for the Fund.